Share - based compensation - RSU Transactions (Details) - RSU - shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of period	132,143	84,167
Granted	486,335	65,476
Exercised	(132,143)	(17,500)
Balance, end of the period	486,335	132,143